Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIONEER BOND FUND /DE/
Entity Central Index Key	0000276776
Document Period End Date	Jun. 30, 2024
C000011026 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Bond Fund
Class Name	Class A
Trading Symbol	PIOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned 3.81%. For the same period, the Bloomberg U.S. Aggregate Bond Index, (the "index") returned 2.63%.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the Index.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund's average duration position of 6.88 years was long relative to the Index duration by 0.72 years, which detracted from the Fund's benchmark relative performance, as yields moved higher during the first four months of the period and, again, during the first quarter of 2024.
  The Fund’s out of Index exposures to convertible securities and Treasury Inflation Protected Securities modestly detracted from the Fund's benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	(0.90)%	(0.58)%	1.16%
Class A (without sales charge)	3.81%	0.34%	1.63%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 4,555,480,846
Holdings Count | Holding	1,523	[1]
Advisory Fees Paid, Amount	$ 12,890,557
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$4,555,480,846%
Total number of portfolio holdings	1,523^^
Total advisory fee paid	$12,890,557
Portfolio turnover rate	57%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
U.S. Government and Agency Obligations	43.8%
Corporate Bonds	33.8%
Asset Backed Securities	8.1%
Collateralized Mortgage Obligations	6.3%
Commercial Mortgage-Backed Securities	4.0%
Insurance-Linked Securities	3.3%
Foreign Government Bonds	0.5%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000011028 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Bond Fund
Class Name	Class C
Trading Symbol	PCYBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.46%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned 3.13%. For the same period, the Bloomberg U.S. Aggregate Bond Index, (the "index") returned 2.63%.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the Index.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund's average duration position of 6.88 years was long relative to the Index duration by 0.72 years, which detracted from the Fund's benchmark relative performance, as yields moved higher during the first four months of the period and, again, during the first quarter of 2024.
  The Fund’s out of Index exposures to convertible securities and Treasury Inflation Protected Securities modestly detracted from the Fund's benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	2.13%	(0.32)%	0.93%
Class C (without contingent deferred sales charge)	3.13%	(0.32)%	0.93%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 4,555,480,846
Holdings Count | Holding	1,523	[2]
Advisory Fees Paid, Amount	$ 12,890,557
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$4,555,480,846%
Total number of portfolio holdings	1,523^^
Total advisory fee paid	$12,890,557
Portfolio turnover rate	57%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
U.S. Government and Agency Obligations	43.8%
Corporate Bonds	33.8%
Asset Backed Securities	8.1%
Collateralized Mortgage Obligations	6.3%
Commercial Mortgage-Backed Securities	4.0%
Insurance-Linked Securities	3.3%
Foreign Government Bonds	0.5%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000123839 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Bond Fund
Class Name	Class K
Trading Symbol	PBFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2024, the Fund’s Class K shares at NAV returned 4.28%. For the same period, the Bloomberg U.S. Aggregate Bond Index, (the "index") returned 2.63%.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the Index.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund's average duration position of 6.88 years was long relative to the Index duration by 0.72 years, which detracted from the Fund's benchmark relative performance, as yields moved higher during the first four months of the period and, again, during the first quarter of 2024.
  The Fund’s out of Index exposures to convertible securities and Treasury Inflation Protected Securities modestly detracted from the Fund's benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 Million investment made in Class K shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class K	4.28%	0.80%	2.07%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 4,555,480,846
Holdings Count | Holding	1,523	[3]
Advisory Fees Paid, Amount	$ 12,890,557
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$4,555,480,846%
Total number of portfolio holdings	1,523^^
Total advisory fee paid	$12,890,557
Portfolio turnover rate	57%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
U.S. Government and Agency Obligations	43.8%
Corporate Bonds	33.8%
Asset Backed Securities	8.1%
Collateralized Mortgage Obligations	6.3%
Commercial Mortgage-Backed Securities	4.0%
Insurance-Linked Securities	3.3%
Foreign Government Bonds	0.5%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000011031 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Bond Fund
Class Name	Class R
Trading Symbol	PBFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$113	1.11%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2024, the Fund’s Class R shares at NAV returned 3.49%. For the same period, the Bloomberg U.S. Aggregate Bond Index, (the "index") returned 2.63%.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the Index.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund's average duration position of 6.88 years was long relative to the Index duration by 0.72 years, which detracted from the Fund's benchmark relative performance, as yields moved higher during the first four months of the period and, again, during the first quarter of 2024.
  The Fund’s out of Index exposures to convertible securities and Treasury Inflation Protected Securities modestly detracted from the Fund's benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	3.49%	0.05%	1.36%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 4,555,480,846
Holdings Count | Holding	1,523	[4]
Advisory Fees Paid, Amount	$ 12,890,557
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$4,555,480,846%
Total number of portfolio holdings	1,523^^
Total advisory fee paid	$12,890,557
Portfolio turnover rate	57%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
U.S. Government and Agency Obligations	43.8%
Corporate Bonds	33.8%
Asset Backed Securities	8.1%
Collateralized Mortgage Obligations	6.3%
Commercial Mortgage-Backed Securities	4.0%
Insurance-Linked Securities	3.3%
Foreign Government Bonds	0.5%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000011029 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Bond Fund
Class Name	Class Y
Trading Symbol	PICYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended June 30, 2024, the Fund’s Class Y shares at NAV returned 4.17%. For the same period, the Bloomberg U.S. Aggregate Bond Index, (the "index") returned 2.63%.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the Index.
  Security selection in the financials and industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund's average duration position of 6.88 years was long relative to the Index duration by 0.72 years, which detracted from the Fund's benchmark relative performance, as yields moved higher during the first four months of the period and, again, during the first quarter of 2024.
  The Fund’s out of Index exposures to convertible securities and Treasury Inflation Protected Securities modestly detracted from the Fund's benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 Million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	4.17%	0.69%	1.95%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 4,555,480,846
Holdings Count | Holding	1,523	[5]
Advisory Fees Paid, Amount	$ 12,890,557
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$4,555,480,846%
Total number of portfolio holdings	1,523^^
Total advisory fee paid	$12,890,557
Portfolio turnover rate	57%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
U.S. Government and Agency Obligations	43.8%
Corporate Bonds	33.8%
Asset Backed Securities	8.1%
Collateralized Mortgage Obligations	6.3%
Commercial Mortgage-Backed Securities	4.0%
Insurance-Linked Securities	3.3%
Foreign Government Bonds	0.5%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

[1]	Short-term investments and derivative contracts other than purchased options are not included.
[2]	Short-term investments and derivative contracts other than purchased options are not included.
[3]	Short-term investments and derivative contracts other than purchased options are not included.
[4]	Short-term investments and derivative contracts other than purchased options are not included.
[5]	Short-term investments and derivative contracts other than purchased options are not included.